As filed with the U.S. Securities and Exchange Commission on April 12, 2007
Securities Act File No. 333-139428
Investment Company Act File No. 811-21990

U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☐

Pre-Effective Amendment No. 2	☒

Post-Effective Amendment No. __	☐

and/or

Registration Statement under the Investment Company Act of 1940	☐

Amendment No. 2	☒
(Check appropriate box or boxes)

Fidelity Commonwealth Trust II
(Exact Name of Registrant Specified in Charter)

82 Devonshire Street
Boston, MA 02109
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-563-7000

Eric D. Roiter, Esq.	With copies to:
Fidelity Commonwealth Trust II	Joseph R. Fleming, Esq.
82 Devonshire Street	Dechert LLP
Boston, MA 02109	200 Clarendon Street, 27th Floor
(Name and Address of Agent for Service)	Boston, MA 02116-5021

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective.

Registrant elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Fidelity® Large Cap Growth Enhanced Index Fund

(fund number 1829, trading symbol ______)

Fidelity Large Cap Value Enhanced Index Fund

(fund number 1828, trading symbol ______)

Fidelity Large Cap Core Enhanced Index Fund

(fund number 1827, trading symbol ______)

Prospectus

April 13, 2007

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	3	Investment Summary
	4	Performance
	5	Fee Table

Fund Basics	7	Investment Details
	9	Valuing Shares

Shareholder Information	11	Buying and Selling Shares
	15	Features and Policies
	16	Dividends and Capital Gain Distributions
	17	Tax Consequences

Fund Services	18	Fund Management
	19	Fund Distribution

Prospectus	2

Fund Summary

Investment Summary

Investment Objective

Large Cap Growth Enhanced Index Fund seeks capital appreciation.

Principal Investment Strategies

•          Normally investing at least 80% of assets in common stocks included in the Russell 1000® Growth Index, which is a market capitalization-weighted index of companies with large market capitalizations.

•          Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 1000 Growth Index.

•          Investing in domestic and foreign issuers.

Principal Investment Risks

•          Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

•          Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•          Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•          Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor’s historical trends.

•           “Growth” Investing. “Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares, they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Large Cap Value Enhanced Index Fund seeks capital appreciation.

Principal Investment Strategies

•          Normally investing at least 80% of assets in common stocks included in the Russell 1000 Value Index, which is a market capitalization-weighted index of companies with large market capitalizations.

•          Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 1000 Value Index.

•          Investing in domestic and foreign issuers.

Principal Investment Risks

•          Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

•          Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•          Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•          Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor’s historical trends.

•          “Value” Investing. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

When you sell your shares, they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Large Cap Core Enhanced Index Fund seeks capital appreciation.

Principal Investment Strategies

•          Normally investing at least 80% of assets in common stocks included in the Standard & Poor’s 500SM Index (S&P 500®), which is a market capitalization-weighted index of companies with large market capitalizations.

•          Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the S&P 500.

•          Investing in domestic and foreign issuers.

Principal Investment Risks

•          Stock Market Volatility.Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

•          Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•          Issuer-Specific Changes.The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•          Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor’s historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares, they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

Performance history will be available for each fund after each fund has been in operation for one calendar year.

Prospectus	4

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of a fund.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable
Annual index fund fee (for fund balances under $10,000)	$10.00

Annual operating expenses (paid from fund assets)

Large Cap Growth Enhanced Index
Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.15%

Total annual fund operating expenses	0.45%
Large Cap Value Enhanced Index
Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.15%

Total annual fund operating expenses	0.45%
Large Cap Core Enhanced Index
Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.15%

Total annual fund operating expenses	0.45%

A Based on estimated amounts for the current fiscal year.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let’s say, hypothetically, that each fund’s annual return is 5% and that your shareholder fees and each fund’s annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Prospectus	5

Large Cap Growth Enhanced Index
1 Year	$46
3 Years	$144
Large Cap Value Enhanced Index
1 Year	$46
3 Years	$144
Large Cap Core Enhanced Index
1 Year	$46
3 Years	$144

Prospectus	6

Fund Basics

Investment Details

Investment Objective

Large Cap Growth Enhanced Index Fund seeks capital appreciation.

Principal Investment Strategies

Geode Capital Management, LLC (Geode®) normally invests at least 80% of the fund’s assets in common stocks included in the Russell 1000 Growth Index.  The Russell 1000 Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Companies with growth characteristics tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position.  The stocks of these companies are often called “growth” stocks.

A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization.  The size of the companies in an index changes with market conditions and the composition of the index.

Geode will also invest in securities of issuers that are not part of the Russell 1000 Growth Index. Geode considers the fund’s security, industry, and market capitalization weightings relative to the index. In buying and selling securities for the fund, Geode seeks to outperform the Russell 1000 Growth Index by, in general, quantitatively evaluating factors such as historical valuation, growth, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.

Geode may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may use various techniques, such as buying and selling futures contracts, options contracts, swaps, and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.  If Geode’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Large Cap Value Enhanced Index Fund seeks capital appreciation.

Principal Investment Strategies

Geode normally invests at least 80% of the fund’s assets in common stocks included in the Russell 1000 Value Index.  The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called “value” stocks.

A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

Geode will also invest in securities of issuers that are not part of the Russell 1000 Value Index. Geode considers the fund’s security, industry, and market capitalization weightings relative to the index.  In buying and selling securities for the fund, Geode seeks to outperform the Russell 1000 Value Index by, in general, quantitatively evaluating factors such as historical valuation, growth, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.

Geode may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus	7

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may use various techniques, such as buying and selling futures contracts, options contracts, swaps, and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values. If Geode’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Large Cap Core Enhanced Index Fund seeks capital appreciation.

Principal Investment Strategies

Geode normally invests at least 80% of the fund’s assets in common stocks included in the S&P 500.  The S&P 500 is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

Geode will also invest in securities of issuers that are not part of the S&P 500.  Geode considers the fund’s security, industry, and market capitalization weightings relative to the index. In buying and selling securities for the fund, Geode seeks to outperform the S&P 500 by, in general, quantitatively evaluating factors such as historical valuation, growth, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.

Geode may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may use various techniques, such as buying and selling futures contracts, options contracts, swaps, and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.  If Geode’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund’s performance.

A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect a fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.  Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus	8

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value.  The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

“Growth” Investing. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

“Value” Investing. “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

In response to market, economic, political, or other conditions, Geode may temporarily use a different investment strategy for defensive purposes. If Geode does so, different factors could affect a fund’s performance and the fund may not achieve its investment objective.

Shareholder Notice

The following policies are subject to change only upon 60 days’ prior notice to shareholders:

Large Cap Growth Enhanced Index Fund normally invests at least 80% of its assets in common stocks included in the Russell 1000 Growth Index.

Large Cap Value Enhanced Index Fund normally invests at least 80% of its assets in common stocks included in the Russell 1000 Value Index.

Large Cap Core Enhanced Index Fund normally invests at least 80% of its assets in common stocks included in the S&P 500.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A fund’s net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund’s NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund’s assets are valued as of this time for the purpose of computing the fund’s NAV.

To the extent that each fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

Each fund’s assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board’s fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage

Prospectus	9

opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds’ prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus	10

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deductions) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedure for buying, selling, and exchanging shares of the fund and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Redemptions:
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

TDD – Service for the Deaf and
Hearing Impaired

1-800-544-0118
(9:00 a.m. – 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

•	Your name;

•	Your account number;

•	Name of fund whose shares you want to buy or sell; and

•	Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Minimums

Initial Purchase	$10,000
Subsequent Purchase	$1,000
Through regular investment plans	$500
Minimum Balance	$10,000

Prospectus	11

There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM, a mutual fund or a qualified tuition program for which Strategic Advisers, Inc. (Strategic Advisers®) or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts.

In addition, each fund may waive or lower purchase minimums in other circumstances.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in Strategic Advisers’ opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term share-holders in cases in which fluctuations in markets are not fully priced into a fund’s NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the funds’ policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder’s account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, Strategic Advisers may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s common control at any time, other than a participant’s account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified wrap programs will be monitored by matching the adviser’s orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser’s orders comply with the fund’s frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser’s clients will not be matched with transactions initiated by the adviser. Therefore, if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client’s transaction is not matched with the adviser’s and therefore does not count as a roundtrip. However, client initiated transactions are subject to a fund’s policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because

Prospectus	12

of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under a fund’s monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to provide Strategic Advisers or an affiliate sufficient information to permit the individual accounts in the wrap program to be identified.

Each fund’s excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the funds’ satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds’ policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the funds’ Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the funds’ Treasurer that its investment strategy will not lead to excessive trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The funds’ Treasurer is authorized to suspend the funds’ policies during periods of severe market turbulence or national emergency.

The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the funds’ policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The price to buy one share of each fund is the fund’s NAV. Each fund’s shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary. Orders by funds-of-funds for which Strategic Advisers or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds-of-funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of each fund is the fund’s NAV.

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Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, after the order is received by the authorized intermediary. Orders by funds-of-funds for which Strategic Advisers or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds-of-funds.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

•	You wish to sell more than $100,000 worth of shares;

•	The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;

•	You are requesting that a check be mailed to a different address than the record address;

•	You are requesting that redemption proceeds be paid to someone other than the account owner; or

•	The redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	If you are selling some but not all of your shares, keep your balance above the stated minimum to keep your fund position open, except fund positions not subject to balance minimums.

•

Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•

If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.

•	Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•

Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in Strategic Advisers’ judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before exchanging into a fund, read its prospectus.

•	The fund you are exchanging into must be available for sale in your state.

•	Exchanges may have tax consequences for you.

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•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the funds or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

•	You can use electronic funds transfer to:

	-	Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

	-	Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•	To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

•	To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

•	To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

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Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

•

Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Each fund charges an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your balance falls below $10,000 at the time of the December distribution. The index fund fee does not apply to assets held in employee benefit plans (including Fidelity-sponsored 403(b) arrangements but otherwise as defined in the Employee Retirement Income Security Act of 1974, excluding SIMPLE IRAs, SEP-IRAs, and the Fidelity Retirement Plan) having more than 50 eligible employees or a minimum of $1,000,000 in plan assets that have at least some portion of their assets invested in mutual funds advised by Fidelity Management & Research Company (FMR) or Strategic Advisers and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel. In addition, this fee does not apply to assets held in a Fidelity Traditional IRA or Fidelity Rollover IRA purchased with proceeds of a distribution or transfer from an employee benefit plan as described above, provided that at the time of the distribution or transfer the employee benefit plan satisfies the requirements described above.

Fidelity deducts $10.00 from each fund position at the time the December distribution is credited to each fund position. If the amount of the distribution is not sufficient to pay the fee, the index fund fee may be deducted directly from your balance.

You will be given 30 days’ notice to reestablish the minimum balance if your fund balance falls below the stated minimum, for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

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Each fund normally pays dividends and capital gain distributions in April and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each fund:

1.          Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2.          Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3.          Cash Option. Your dividends and capital gain distributions will be paid in cash.

4.          Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus	17

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Strategic Advisers is each fund’s manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of January 31, 2007, Strategic Advisers had approximately $53.5 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, Strategic Advisers intends to act as a manager of managers, meaning that Strategic Advisers has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees but without shareholder approval, Strategic Advisers may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, you will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, Strategic Advisers is responsible for handling each fund’s business affairs.

Geode, at One Post Office Square, Boston, Massachusetts 02109, serves as sub-adviser for each fund. Geode chooses each fund’s investments and places orders to buy and sell each fund’s investments.

As of January 31, 2007, Geode had approximately $62.9 billion in discretionary assets under management.

Each fund is managed by Geode, a sub-adviser to the funds. Jeffrey Adams is the lead portfolio manager of the funds. Bobe Simon and Patrick Waddell are the portfolio managers of the funds, and Fergal Jackson is the assistant portfolio manager of the funds.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since September 2003. He acts as lead portfolio manager for other registered investment companies. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager for other registered investment companies since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a portfolio manager for other registered investment companies since July 2006. Prior to July 2006, Mr. Waddell was an Assistant Portfolio Manager with Geode since 2004. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development.  Prior to joining Geode, Mr. Waddell was employed by Fidelity from December 1997 to February 2004 where he worked as a Senior Portfolio Assistant for over two years.

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the assistant portfolio manager of other registered investment companies since October 2006. He serves as the performance attribution analyst for Geode-managed index funds and is responsible for monitoring the Geode-managed index funds’ daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity where he worked from May 1999 to July 2006.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Jeffrey Adams, Bobe Simon, Patrick Waddell, and Fergal Jackson.

Each fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month. Strategic Advisers pays all of the other expenses of each fund with limited exceptions.

Each fund’s annual management fee rate is 0.30% of its average net assets.

Strategic Advisers has contracted to pay all class-level expenses of each fund’s current share class to limit the total annual operating expenses to 0.45%.

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Strategic Advisers pays Geode for providing investment management services.

Strategic Advisers may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. Strategic Advisers retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by Strategic Advisers at any time, can decrease a fund’s expenses and boost its performance.

Fund Distribution

FDC distributes each fund’s shares.

Intermediaries, including retirement plan sponsors, service providers and administrators, may receive from Strategic Advisers, FDC and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of shares of the funds. These payments are described in more detail in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

If payments made by Strategic Advisers to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of a fund from any person to whom it is unlawful to make such offer.

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IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund’s policies and procedures for disclosing its holdings is available in the funds’ SAI and on Fidelity’s web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Financial reports will be available once the funds have completed their first annual or semi-annual period. Each fund’s annual and semi-annual reports also include additional information. Each fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds’ annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-21990

Fidelity, Fidelity Investments & (Pyramid) Design, Geode, Strategic Advisers, FAST, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

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Fidelity® Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund

Funds of Fidelity Commonwealth Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 13, 2007

This statement of additional information (SAI) is not a prospectus. An annual report for each fund will be available once each fund has completed its first annual period.

To obtain a free additional copy of a prospectus or SAI, dated April 13, 2007, please call Fidelity at 1-800-544-8544 or visit Fidelity’s web site at www.fidelity.com.

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

          The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund’s investment policies and limitations.

          A fund’s fundamental investment policies and limitations cannot be changed without approval by a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

          The following are each fund’s fundamental investment limitations set forth in their entirety.

          Diversification

          For each fund:

          The fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

          Senior Securities

          For each fund:

          The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

          Borrowing

          For each fund:

          The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

          Underwriting

          For each fund:

          The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

          Concentration

          For each fund:

          The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

          For purposes of each fund’s concentration limitation discussed above, with respect to any investment in a Fidelity® Money Market Central Fund and/or any non-money market central fund, Strategic Advisers, Inc. (Strategic Advisers®) or an affiliate looks through to the holdings of the central fund.

          For purposes of each fund’s concentration limitation discussed above, Strategic Advisers or an affiliate may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by Strategic Advisers does not assign a classification.

          Real Estate

          For each fund:

          The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

          Commodities

          For each fund:

          The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

          Loans

          For each fund:

          The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

          The following investment limitations are not fundamental and may be changed without shareholder approval.

          Short Sales

          For each fund:

          The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

          Margin Purchases

          For each fund:

          The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

          Borrowing

          For each fund:

          The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

          Illiquid Securities

          For each fund:

          The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          For purposes of each fund’s illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

          Loans

          For each fund:

          The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

          In addition to each fund’s fundamental and non-fundamental limitations discussed above:

          For each fund’s limitations on futures, options, and swap transactions, see the section entitled “Limitations on Futures, Options, and Swap Transactions” on page 8.

          Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

          The following pages contain more detailed information about types of instruments in which a fund may invest, strategies Geode Capital Management, LLC (Geode) may employ in pursuit of a fund’s investment objective, and a summary of related risks. Geode may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

          Borrowing.  Each fund may borrow from banks or from other funds advised by Strategic Advisers or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

          Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

          Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management.  Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of a fund’s assets invested in the central funds will be based upon the investment results of those funds.

          Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

          Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

          Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

          Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

          Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

          Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

          It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

          Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

          Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

          American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

          The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

          Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

          The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

          A “settlement hedge” or “transaction hedge” is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Geode.

          A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

          A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

          Successful use of currency management strategies will depend on Geode’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as Geode anticipates. For example, if a currency’s value rose at a time when Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency’s appreciation. If Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if Geode increases a fund’s exposure to a foreign currency and that currency’s value declines, a fund will realize a loss. There is no assurance that Geode’s use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

          Funds’ Rights as an Investor. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when Geode determines that such matters could have a significant effect on the value of the fund’s investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds’ proxy voting guidelines are included in this SAI.

          Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures on Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

          Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund’s other investments.

          Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

          Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor’s 500SM Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

          Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

          The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

          Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit “initial margin” with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund’s investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

          Limitations on Futures, Options, and Swap Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund’s operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

          Geode also intends to follow certain other limitations on the funds’ futures and option activities. Each fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, each fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund’s other futures, options, or swaps positions, would exceed 35% of the fund’s total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

          The above limitations on the funds’ investments in futures contracts, options, and swaps, and the funds’ policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI may be changed as regulatory agencies permit.

          Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund’s access to other assets held to cover its options or futures positions could also be impaired.

          Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

          The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund’s investments exactly over time.

          OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

          Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

          The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

          The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

          Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

          If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

          Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

          Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

          In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

          Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price.

          Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty’s creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

          Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees and Strategic Advisers, Geode manages the funds to comply with certain restrictions on illiquid investments and, through reports from Strategic Advisers and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund’s investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

          Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the Russell 1000 Growth Index, the Russell 1000 Value Index, the S&P 500, or comparable stock indices.  Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the Russell 1000 Growth Index, the Russell 1000 Value Index or the S&P 500 as accurately as direct investments in the Russell 1000 Growth Index, the Russell 1000 Value Index or the S&P 500.

          Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

          The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

          Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates (which includes Strategic Advisers). A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

          Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody’s® Investors Service, Standard & Poor’s® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by Geode.

          Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

          Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

          Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

          A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

          Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

          Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund’s investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

          Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

          The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

          A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund’s shareholders.

          Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

          Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

          Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by Geode or, under certain circumstances, by Strategic Advisers or a Strategic Advisers affiliate.

          Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

          Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by Geode or, under certain circumstances, by Strategic Advisers or a Strategic Advisers affiliate. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

          Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp. The funds will not lend securities to Geode or its affiliates.

          Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers or an affiliate to be in good standing and when, in Strategic Advisers’ or an affiliates’ judgment, the income earned would justify the risks.

          Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

          Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

          The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

          Each fund may invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

          Short Sales “Against the Box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

          Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

          Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

          Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

          Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund’s dividend, a portion of the difference between a zero coupon bond’s purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

          All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by Geode pursuant to authority contained in the management contract and sub-advisory agreement. Geode may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

          Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

          Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

          The Trustees of each fund periodically review Geode’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

          The Selection of Brokers

          In selecting brokers or dealers (including affiliates of Strategic Advisers) to execute each fund’s portfolio transactions, Geode considers factors deemed relevant in the context of a particular trade and in regard to Geode’s overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund’s portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Geode may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Geode also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

          The Acquisition of Brokerage and Research Products and Services

          Brokers (who are not affiliates of Strategic Advisers) that execute transactions for the funds may receive higher compensation from the funds than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to Geode.

          Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. Geode may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Geode’s own research activities in providing investment advice to the funds.

          Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

          Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Geode may use commission dollars to obtain certain products or services that are not used exclusively in Geode’s investment decision-making process (mixed-use products or services). In those circumstances, Geode will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as “hard dollars”).

          Benefit to Geode. Geode’s expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Geode receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

          Geode’s Decision-Making Process. Before causing a fund to pay a particular level of compensation, Geode will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Geode, viewed in terms of the particular transaction for a fund or Geode’s overall responsibilities to a fund or other investment companies and investment accounts. While Geode may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Geode nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Geode in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Geode.

          Affiliated Transactions

          Geode may place trades with certain brokers, including National Financial Services LLC (NFS), with whom Strategic Advisers is under common control, provided it determines that these affiliates’ trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

          The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the fund, its officers or Trustees, Strategic Advisers or Geode participates. In addition, for underwritings where a Strategic Advisers affiliate or Geode affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

          Trade Allocation

          Although the Trustees and officers of each fund are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each fund are made by Geode and are independent from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or Geode or their affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

          When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as the funds are concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

          Orders for funds and investment accounts are not typically combined or blocked. However, Geode may, when feasible and when consistent with the fair and equitable treatment of all funds and investment accounts and best execution, block orders of various funds and investment accounts for order entry and execution.

          Geode has established allocation policies for its various funds and investment accounts to ensure allocations are appropriate given its clients differing investment objectives and other considerations. When the supply/demand is insufficient to satisfy all outstanding trade orders, generally the amount executed is distributed among participating funds and investment accounts based on account asset size (for purchases and naked short sales), and security position size (for sales), or otherwise according to the allocation policies. These policies also apply to initial public and secondary offerings. Generally, allocations are determined by traders, independent of portfolio managers, in accordance with these policies. Allocations are determined and documented on trade date.

          Geode’s trade allocation policies identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, if a standard allocation would result in a fund or investment account receiving a very small allocation (e.g. because of its small asset size), the fund or investment account may receive an increased allocation to achieve a more meaningful allocation, or it may receive no allocation. Generally, any exceptions to Geode’s policies (i.e. special allocations) must be approved by senior investment or trading personnel, reviewed by the compliance department and documented.

          Commissions Paid

          A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

VALUATION

          Each fund’s NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund’s investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

          Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

          Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and each fund may use various pricing services or discontinue the use of any pricing service.

          Futures contracts and options are valued on the basis of market quotations, if available.

          Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

          Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

          The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING, SELLING , AND EXCHANGING INFORMATION

          A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund’s NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

          A fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund’s policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

          Dividends. A portion of each fund’s income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund’s income will qualify for the deduction.  A portion of each fund’s dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met), or may be exempt from state and local taxation to the extent that they are derived from certain U.S. Government securities and meet certain requirements.

          Capital Gain Distributions. Each fund’s long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

          Returns of Capital. If a fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

          Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

          Tax Status of Each Fund. Each fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

          Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

          The Trustees and executive officers of the funds are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees ten funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee five funds advised by Strategic Advisers or an affiliate.

          The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

          Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name. Age: Principal Occupation

Roger T. Servison (61)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity’s New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (44)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Richard A. Spillane Jr. (55)

Year of Election or Appointment: 2006

Mr. Spillane serves as President of Strategic Advisers (2005-present). Previously, he served as Executive Vice President and Head of Global Investment Strategy for Fidelity Investments (2002-2005), Senior Vice President of FMR’s Income Growth and International Groups (1997-2002) and Head of U.S. equities (2001-2002). Mr. Spillane serves as Director of Empire Fidelity Investments Life Insurance Company (2000-present), Vice Chairman of Fidelity’s Political Action Committee (2001-present), and a Member of the Board of Fidelity Investments Life Insurance Company (2000-present). Mr. Spillane also serves as Chairman of the Board of Xaverian Brothers High School (1998-present). Mr. Spillane is a Chartered Financial Analyst (1985-present).

*	Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

          Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name. Age; Principal Occupation

Peter C. Aldrich (62)

Year of Election or Appointment: 2006

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Howard E. Cox, Jr. (62)

Year of Election or Appointment: 2006

Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Ralph F. Cox (74)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Karen Kaplan (47)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women’s Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President’s Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of Tweeter Home Entertainment Group and Delta Dental Plan of Massachusetts.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name. Age; Principal Occupation

Eric D. Roiter (57)

Year of Election or Appointment: 2006

Chief Legal Officer of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stephen D. Fisher (43)

Year of Election or Appointment: 2007

Secretary of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2006

President and Treasurer of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund. Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and is an employee of FMR.

Charles V. Senatore (52)

Year of Election or Appointment: 2007

Chief Compliance Officer of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD’s District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer  of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund. Mr. Ganis also serves as AML Officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present).  Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Proctor, LLP (2000-2002).

Kathleen Tucker (48)

Year of Election or Appointment: 2006

Chief Financial Officer of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund. She also serves as Senior Vice President of Accounting and Pricing Operations for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (51)

Year of Election or Appointment: 2006

Assistant Treasurer of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

          Standing Committees of the Funds’ Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole.

          The Audit Committee is composed of Mr. Aldrich (Chair), Messrs. Howard Cox, Ralph Cox and Spillane, and Ms. Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company’s balance sheet, income statement, and cash flow statement. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair. The committee meets separately periodically with the funds’ Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the funds’ outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds’ service providers, (ii) the financial reporting processes of the funds, (iii) the independence, objectivity and qualification of the auditors to the funds, (iv) the annual audits of the funds’ financial statements, and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds, resolving disagreements between a fund and any outside auditor regarding any fund’s financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds’ service providers’ internal controls and reviews with management, internal auditors, and outside counsel the adequacy and effectiveness of the service providers’ accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds’ ability to record, process, summarize, and report financial data; (ii) any change in the funds’ internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the funds’ internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds’ or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the funds’ financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds’ financial reporting process, will discuss with Strategic Advisers, the funds’ Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds, and will review with Strategic Advisers, the funds’ Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the funds’ financial statements. The committee will review periodically each fund’s major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also plays an oversight role in respect of each fund’s compliance with its names test and investment restrictions, the code of ethics relating to personal securities transactions, the code of ethics applicable to certain senior officers of the funds and anti-money laundering requirements.

          The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Messrs. Aldrich and Howard Cox and Ms. Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews the compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee’s responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning “best practices” in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds’ or the Board of Trustees’ policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee’s scope of responsibilities, and may retain, at the funds’ expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation.

          The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	Roger T. Servison	Richard A. Spillane Jr.

Large Cap Growth Enhanced Index	None	None	None
Large Cap Value Enhanced Index	None	None	None
Large Cap Core Enhanced Index	None	None	None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	Over $100,000	Over $100,000	Over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Howard E. Cox, Jr.	Ralph F. Cox	Karen Kaplan

Large Cap Growth Enhanced Index	None	None	None	None
Large Cap Value Enhanced Index	None	None	None	None
Large Cap Core Enhanced Index	None	None	None	None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	Over $100,000	None	Over $100,000	$10,001-$50,000

          The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ending February 28, 2007, or calendar year ended December 31, 2006, as applicable.

Compensation Table1

AGGREGATE COMPENSATION FROM A FUND	Peter C. Aldrich	Howard E. Cox, Jr.	Ralph F. Cox	Karen Kaplan

Large Cap Growth Enhanced Index+	$13,235	$13,235	$13,235	$13,235
Large Cap Value Enhanced Index+	$5,294	$5,294	$5,294	$5,294
Large Cap Core Enhanced Index+	$3,971	$3,971	$3,971	$3,971
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$30,000	$0	$30,000	$0

[1]	Abigail P. Johnson, Roger T. Servison and Richard A. Spillane Jr. are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

+	Estimated for the fund’s first full year.

A	Reflects compensation received for the calendar year ended December 31, 2006 for 353 funds of 61 trusts.

          As of the public offering of shares of each fund, 100% of Large Cap Growth Enhanced Index’s, Large Cap Value Enhanced Index’s, and Large Cap Core Enhanced Index’s outstanding securities were held by Strategic Advisers or an affiliate. FMR Corp. is the ultimate parent company of Strategic Advisers and this affiliate.

CONTROL OF INVESTMENT ADVISERS

          FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders’ voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

          At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

          Geode, a registered investment adviser, has principal offices at One Post Office Square, Boston, Massachusetts 02109, and is a wholly-owned subsidiary of Geode Capital Holdings LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

          Strategic Advisers, Geode, FDC, and each fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees’ fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and Geode investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

          Each fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

          Pursuant to an SEC exemptive order, Strategic Advisers intends to act as a manager of managers, meaning that Strategic Advisers has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees but without shareholder approval, Strategic Advisers may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, you will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

          Management and Sub-Advisory Services. Strategic Advisers provides each fund with all necessary office facilities and personnel for servicing such fund’s investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

          In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the funds. These services include providing facilities for maintaining each fund’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund’s records and the registration of each fund’s shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

          Geode serves as sub-adviser of each fund. Under its management contract with each fund, Strategic Advisers acts as investment adviser. Under the sub-advisory agreement with each fund, and subject to the supervision of the Board of Trustees, Geode directs the investments of each fund in accordance with the funds’ investment objective, policies, and limitations.

          Management-Related Expenses. Under the terms of each fund’s management contract, Strategic Advisers is responsible for payment of all operating expenses of each fund, with the exception of the following: interest, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments, fees and expenses of the Independent Trustees, transfer agent fees and other expenses, and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

          Strategic Advisers and each fund have entered into a 45 Basis Point Expense Contract, which obliges Strategic Advisers to pay all class-level expenses of each fund’s current share class to limit the total annual operating expenses (excluding interest, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments, fees and expenses of the Independent Trustees, and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation) to 0.45%.  These Expense Contracts may not be amended to increase the fees or expenses payable by each fund’s current share class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of such class.  The fund may offer other share classes in the future that may be subject to higher fees and expenses.

           Management Fee. For the services of Strategic Advisers under the management contract, each fund pays 0.30% of the fund’s average net assets throughout the month.

          Sub-Adviser – Geode. Each fund and Strategic Advisers have entered into a sub-advisory agreement with Geode. Pursuant to each sub-advisory agreement, Strategic Advisers has granted Geode investment management authority as well as the authority to buy and sell securities.

          Under each sub-advisory agreement, for providing investment management services to Large Cap Growth Enhanced Index Fund, Large Cap Value Enhanced Index Fund, and Large Cap Core Enhanced Index Fund, Strategic Advisers pays Geode fees at the annual rate of: 0.15% on the first $500 million of the fund’s average net assets; 0.125% on the next $500 million of the fund’s average net assets; and 0.10% on any amount in excess of $1 billion of the fund’s average net assets.

          Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of a fund’s operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

          Expense reimbursements by Strategic Advisers will increase a fund’s returns, and repayment of the reimbursement by a fund will lower its returns.

          Each fund is managed by Geode, a sub-adviser to the funds. Jeffrey Adams is the lead manager of each fund and receives compensation for his services. Bobe Simon and Patrick Waddell are the portfolio managers of each fund and receive compensation for their services. Fergal Jackson is the assistant portfolio manager of each fund and receives compensation for his services. As of January 31, 2007, each portfolio manager’s compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

          Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager’s bonus is linked to the fund’s relative pre-tax investment performance measured against the relative index, the Russell 1000 Growth Index for Large Cap Growth Enhanced Index Fund, the Russell 1000 Value Index for Large Cap Value Enhanced Index Fund, and the S&P 500 for Large Cap Core Enhanced Index Fund. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

          A portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the funds may outperform the securities selected for each fund.

          In addition to managing each fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

          The following table provides information relating to other accounts managed by Mr. Adams as of January 31, 2007:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$61,887	$11,678	$59
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

          As of January 31, 2007, the dollar range of shares of Large Cap Growth Enhanced Index Fund, Large Cap Value Enhanced Index Fund and Large Cap Core Enhanced Index Fund beneficially owned by Mr. Adams was none.

          The following table provides information relating to other accounts managed by Mr. Simon as of January 31, 2007:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$61,887	$11,678	$59
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

          As of January 31, 2007, the dollar range of shares of Large Cap Growth Enhanced Index Fund, Large Cap Value Enhanced Index Fund and Large Cap Core Enhanced Index Fund beneficially owned by Mr. Simon was none.

          The following table provides information relating to other accounts managed by Mr. Waddell as of January 31, 2007:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$61,887	$11,678	$59
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

          As of January 31, 2007, the dollar range of shares of Large Cap Growth Enhanced Index Fund, Large Cap Value Enhanced Index Fund and Large Cap Core Enhanced Index Fund beneficially owned by Mr. Waddell was none.

          The following table provides information relating to other accounts managed by Mr. Jackson as of January 31, 2007:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$61,887	$11,678	$59
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

          As of January 31, 2007, the dollar range of shares of Large Cap Growth Enhanced Index Fund, Large Cap Value Enhanced Index Fund and Large Cap Core Enhanced Index Fund beneficially owned by Mr. Jackson was none.

PROXY VOTING GUIDELINES

          As an investment adviser, Geode holds voting authority for securities in many of the client accounts that it manages. Geode takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of mutual funds for which it serves as adviser or sub-adviser). The purposes of these proxy voting policies are (1) to establish a framework for Geode’s analysis and decision-making with respect to proxy voting and (2) to set forth operational procedures for Geode’s exercise of proxy voting authority.

Overview

          Geode applies the same voting decision for all accounts in which it exercises voting authority, and seeks in all cases to vote in a manner that Geode believes represents the best interests of its clients (including shareholders of mutual funds for which it serves as adviser or sub-adviser). Geode anticipates that, based on its current business model, it will manage the vast majority of assets under its management using passive investment management techniques, such as indexing. Geode manages private funds and separate accounts using active investment management techniques, primarily employing quantitative investment strategies.

          Geode has established an Operations Committee, consisting of senior officers and investment professionals, including, but not limited to, Geode’s President, Chief Operating Officer (“COO”), Chief Compliance Officer (“CCO”) and Compliance Manager. Members of the Operations Committee oversee the exercise of voting authority under these proxy voting policies, consulting with Geode’s legal counsel with respect to controversial matters and for interpretive and other guidance. Geode will engage an established commercial proxy advisory service (the “Agent”) for comprehensive analysis, research and voting recommendations, particularly for matters that may be controversial, present potential conflicts of interest or require case-by-case analysis under these guidelines. Geode has directed the Agent to employ the policies set forth below, together with more specific guidelines and instructions set forth in a detailed, customized questionnaire developed jointly by Geode and the Agent, to formulate recommended votes on each matter. Geode may determine to accept or reject any recommendation based on the research and analysis provided by the Agent or on any independent research and analysis obtained or generated by Geode; however, because the recommended votes are determined solely based on the customized policies established by Geode, Geode expects that the recommendations will be followed in most cases. The Agent also acts as a proxy voting agent to effect the votes and maintain records of all of Geode’s proxy votes. In all cases, the ultimate voting decision and responsibility rests with the members of the Operations Committee, who are accountable to Geode’s clients (including shareholders of mutual funds for which it serves as adviser or sub-adviser).

Policies

          As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies; (2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated by the members of Geode’s Operations Committee based on fundamental analysis and/or research and recommendations provided by the Agent, and the members of the Operations Committee, shall make the voting decision; and (4) all proxy votes shall be considered and made in a manner consistent with the best interests of Geode’s clients (including shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates.

          Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business; however, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interests of its clients. Therefore, in the event that members of the Operations Committee, the Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (and any subsidiary of Geode) or their respective directors, officers, employees or agents, such person shall notify other members of the Operations Committee and may consult with outside counsel to Geode to analyze and address such potential conflict of interest. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) acting as independent directors, using such information as is available from the Agent, vote the applicable proxy, or (3) cause authority to delegated to the Agent or a similar special fiduciary to vote the applicable proxy.

          Geode has established the specific proxy voting policies that are summarized below to maximize the value of investments in its clients’ accounts, which it believes will be furthered through (1) accountability of a company’s management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company’s business and operations. Geode reserves the right to override any of its proxy voting policies with respect to a particular shareholder vote when such an override is, in Geode’s best judgment, consistent with the overall principle of voting proxies in the best long-term economic interest of Geode’s clients. Geode’s specific policies are as follows:

I. Vote AGAINST Anti-Takeover Proposals, including:

•	Addition of Special Interest Directors to the board.

•

Authorization of “Blank Check” Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except for acquisitions and raising capital in the ordinary course of business.

•

Classification of Boards, provided that the matter will be considered on a CASE-BY-CASE basis if the company’s charter or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors. Geode will vote FOR proposals to declassify boards.

• Fair Price Amendments, other than those that consider only a two-year price history and are not accompanied by other anti-takeover measures.

•

Golden Parachutes including (1) any accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination, (2) compensation contracts for outside directors, and (3) Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment. In addition, adoption of a Golden or Tin Parachute will result in Geode voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors.

•

Poison Pills. Adoption or extension of a Poison Pill without shareholder approval will result in Geode voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors, provided the matter will be considered on a CASE-BY-CASE basis if either (1) (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than three years; and (d) shareholder approval is required to reinstate the expired Pill, or (2) company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

• Reduction or Limitation of Shareholder Rights (e.g., action by written consent, ability to call meetings, or remove directors).

•

Reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory antitakeover provisions). Geode will vote FOR reincorporation in another state when not accompanied by such anti-takeover provisions.

• Requirements that the Board Consider Non-Financial Effects of merger and acquisition proposals.

•

Requirements regarding Size, Selection and Removal of the Board that are likely to have an anti-takeover effect (although changes with legitimate business purposes will be evaluated on a CASE-BY-CASE basis).

• Supermajority Voting Requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements.

• Transfer of Authority from Shareholders to Directors.

II. Vote FOR proposed amendments to a company’s certificate of incorporation or bylaws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

III. Vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

IV. Vote FOR introduction and AGAINST elimination of Cumulative Voting Rights, except on a CASE-BY-CASE basis where this is determined not to enhance clients’ interests as minority shareholders.

V. Vote FOR elimination of Preemptive Rights.

VI. Vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

          VII.    Vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely Eliminating Directors’ Liability for Breaches of Care, with all other situations addressed on a CASE-BY-CASE basis.

VIII. Vote FOR proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

IX. Vote FOR Open-Market Stock Repurchase Programs, provided that the repurchase price to be paid would not exceed 105% of the market price as of the date of purchase.

X. Vote FOR management proposals to implement a Reverse Stock Split when the number of shares will be proportionately reduced to avoid de-listing.

XI. Vote FOR management proposals to Reduce the Par Value of common stock.

XII. Vote FOR the Issuance of Large Blocks of Stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 10%.

          XIII.  Vote AGAINST Unusual Increases in Common Stock, which means any increase in excess of three times for U.S. securities or one time for non-U.S. securities. For these purposes, an increase is measure by adding to the requested increased authorization any stock authorized to be issued under Poison Pill, divided by the current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority).

XIV. Vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

•

The dilution effect of the shares authorized under the plan (including by virtue of any “evergreen” or replenishment provision), plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

•

The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus, except that a modest number of shares (limited to 5% for a large capitalization company and 10% for a small capitalization company) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the “De Minimis Exception”).

•

The board may, without shareholder approval, make the following changes (1) materially increase the benefits accruing to participants under the plan, (2) materially increase the number of securities which may be issued under the plan, or (3) materially modify the requirements for participation in the plan, provided that a plan is acceptable if it satisfies the De Minimis Exception.

• The granting of options to non-employee directors is subject to the discretion of management, provided that a plan is acceptable if it satisfies the De Minimis Exception.

•

The plan is administered by (1) a compensation committee not comprised entirely of independent directors or (2) a board of directors not comprised of a majority of independent directors, provided that a plan is acceptable if it satisfies the De Minimis Exception.

•

The plan’s terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years, unless by the express terms of the plan or a board resolution such repricing is rarely used (and then only to maintain option value due to extreme circumstances beyond management’s control) and is within the limits of the De Minimis Exception.

          XV.    Vote AGAINST the election of incumbents or a management slate in an election of directors if, within the last year and without shareholder approval, the company’s board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan, unless such company seeks authorization of at least that amount at the very next shareholders’ meeting and a compensation committee composed entirely of independent directors has determined that (1) options need to be granted to employees other than the company’s executive officers, (2) no shares are currently available for such options under the company’s existing plans, and (3) such options need to be granted before the company’s next shareholder meeting.

          XVI.   Evaluate proposals to Reprice Outstanding Stock Options on a CASE-BY-CASE basis, taking into account such factors as: (1) whether the repricing proposal excludes senior management and directors; (2) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (3) whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model; (4) the company’s relative performance compared to other companies within the relevant industry or industries; (5) economic and other conditions affecting the relevant industry or industries in which the company competes; and (6) other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

XVII. Vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards (“RSA”) if:

•

The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for small capitalization companies, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

•

The board may materially alter the RSA without shareholder approval, including a provision that allows the board to lapse or waive restrictions at its discretion, provided that an RSA is acceptable if it satisfies the De Minimis Exception.

•	The granting of RSAs to non-employee directors is subject to the discretion of management, provided that an RSA is acceptable if it satisfies the De Minimis Exception.

•

The restriction period is less than three years, except that (1) RSAs with a restriction period of less than three years but at least one year are acceptable if performance-based, and (2) an RSA is acceptable if it satisfies the De Minimis Exception.

          XVIII. Vote AGAINST Omnibus Stock Plans if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, unless such component is de minimis. In the case of an omnibus stock plan, the 5% and 10% limits in applicable to Stock Option Plans or RSAs under these proxy voting policies will be measured against the total number of shares under all components of such plan.

          XIX.   Vote AGAINST Employee Stock Purchase Plans if the plan violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock’s fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing “best practices,” as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.

          XX.    Vote AGAINST Stock Awards (other than stock options and RSAs) unless on a CASE-BY-CASE basis it is determined they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

          XXI.   Employee Stock Ownership Plans (“ESOPs”) will be evaluated on a CASE-BY-CASE basis, generally voting FOR non-leveraged ESOPs, and in the case of leveraged ESOPs, giving consideration to the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Geode may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Geode will vote AGAINST a leveraged ESOP if all outstanding loans are due immediately upon a change in control.

          XXII. Vote AGAINST management proposals on stock-based compensation plans or other Compensation Plans if the proposals are Inconsistent with the Interests of Shareholders of a company whose securities are held in client accounts, taking into account such factors as: (1) whether the company has an independent compensation committee; and (2) whether the compensation committee has authority to engage independent compensation consultants. In addition, Geode may vote AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors based on such factors or if Geode believes a board has approved executive compensation arrangements inconsistent with the interests of shareholders of a company whose securities are held in client accounts.

          XXIII. ABSTAIN with respect to shareholder proposals addressing Social/Political Responsibility Issues, which Geode believes generally address ordinary business matters that are primarily the responsibility of a company’s management and board, except that Geode will vote on a CASE-BY-CASE basis where a proposal has substantial economic implications for the company’s securities held in client accounts.

*****************

          To view a fund’s proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC’s web site at www.sec.gov.

DISTRIBUTION SERVICES

          Each fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

          The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Plans, as approved by the Trustees, allow Strategic Advisers to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

          Under each Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that Strategic Advisers directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers and administrators, that provide those services. Currently, the Board of Trustees has authorized such payments for fund shares.

          Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit each fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that each Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

          FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, service-providers and administrators. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and the National Association of Securities Dealers rules, FDC or any affiliate may pay or allow other incentives or payments to intermediaries.

          Each fund’s transfer agent or an affiliate may also make payments and reimbursements to certain intermediaries, including retirement plan sponsors, service providers and administrators, for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see “Transfer and Service Agent Agreements” in this SAI for more information.

          FDC or an affiliate may also make payments to banks, broker-dealers and other service providers for distribution-related activities and/or shareholder services. If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from Strategic Advisers, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

          Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

          FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

          Each fund has entered into a transfer agent agreement with FSC, an affiliate of Strategic Advisers, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreement, FSC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each fund.

          For providing transfer agency services, FSC receives an asset-based fee, calculated and paid monthly on the basis of each fund’s average daily net assets.

          FSC also collects fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

          FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

          Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by third parties. FSC or an affiliate may make payments to intermediaries for recordkeeping and other services.

          Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FSC or an affiliate does not provide recordkeeping services to a retirement plan, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses.

          In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan.

          Each fund has also entered into a service agent agreement with FSC (or an agent, including an affiliate). The funds have also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund, maintains each fund’s portfolio and general accounting records, and administers the funds’ securities lending program.

          For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund’s average daily net assets throughout the month.

          The annual rates for pricing and bookkeeping services for the funds are 0.0389% of the first $500 million of average net assets, 0.0207% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

          For administering each fund’s securities lending program, FSC is paid based on the number and duration of individual securities loans.

          Strategic Advisers may bear all, or a portion, of the costs of transfer agency, dividend disbursing, and shareholder services, pricing and bookkeeping services, and administration of the securities lending program under the terms of its management contract and Expense Contract with each fund.

DESCRIPTION OF THE TRUST

          Trust Organization. Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund are funds of Fidelity Commonwealth Trust II, an open-end management investment company created under an initial trust instrument dated September 25, 2006. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

          The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

          Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

          The Trust Instrument provides for indemnification out of each fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

          Voting Rights. Each fund’s capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

           The shares have no preemptive rights or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading “Shareholder Liability” above.

          The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund or class available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

          Custodians. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund’s assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

          Strategic Advisers, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that may have occurred to date include mortgages and personal and general business loans. In the judgment of Strategic Advisers, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

           Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

          Each fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. The funds’ disclosure policy will be evaluated with the goal of serving a fund’s best interests by striking an appropriate balance between providing information about a fund’s portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds’ chief compliance officer periodically.

          1.          Each fund will provide a full list of holdings as of the end of the fund’s fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end.

          2.           Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on Fidelity’s web site 15 or more days after the calendar quarter-end.

          This information will be available on the web site until updated for the next applicable period.

          Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and rankings organizations.

          The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include: a fund’s trustees; a fund’s manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund’s auditors; a fund’s custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

          Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed and a determination is made that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

           At this time, the entities receiving information described in the preceding paragraph are Factset Research Systems Inc. (full holdings daily, on the next business day) and Anacomp Inc. (full or partial holdings daily, on the next business day).

          Strategic Advisers, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, Strategic Advisers desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds’ SAI.

          There can be no assurance that the funds’ policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

          About the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group. Standard & Poor’s may change the index’s composition from time to time.

          The performance of the S&P 500 is a hypothetical number that does not take into account brokerage commissions and other costs of investing, which the funds bear.

          Although Standard & Poor’s obtains information for inclusion in or for use in the calculation of the S&P 500 from sources which it considers reliable, Standard & Poor’s does not guarantee the accuracy or the completeness of the S&P 500 or any data included therein. Standard & Poor’s makes no warranty, express or implied, as to results to be obtained by the licensee, owners of the funds, or any other person or entity from the use of the S&P 500 or any data included therein in connection with the rights licensed hereunder or for any other use. Standard & Poor’s makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 and any data included therein.

          About the Russell 1000.  The Russell 1000 is an unmanaged market-capitalization-weighted index measuring the performance of the 1,000 largest U.S. companies based on total market capitalization.

          The Russell 1000 Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

          The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

          Fidelity Investments & (Pyramid) Design, Fidelity, Geode, and Strategic Advisers are registered trademarks of FMR Corp. The third party marks appearing above are the marks of their respective owners.

PART C

OTHER INFORMATION

Item 23.          Exhibits

(a)		Trust Instrument, dated September 25, 2006, is incorporated herein by reference to Exhibit (a) of the Initial Registration Statement on N-1A.

(b)		Bylaws of Fidelity Commonwealth Trust II, dated September 25, 2006, is incorporated herein by reference to Exhibit (b) of the Initial Registration Statement on N-1A.

(c)		Not applicable.

(d)	(1)

Management Contract between Fidelity Large Cap Growth Enhanced Index Fund and Strategic Advisers, Inc., dated _________, 2007, is incorporated herein by reference to Exhibit (d)(1) of Pre-Effective Amendment No.1 to the Initial Registration Statement on N-1A.

(d)	(2)	Management Contract between Fidelity Large Cap Value Enhanced Index Fund and Strategic Advisers, Inc., dated _________, 2007, is incorporated herein by reference to Exhibit (d)(2).

(d)	(3)	Management Contract between Fidelity Large Cap Core Enhanced Index Fund and Strategic Advisers, Inc., dated _________, 2007, is incorporated herein by reference to Exhibit (d)(3).

(d)	(4)

Sub-Advisory Agreement between Strategic Advisers, Inc. and Geode Capital Management, LLC, on behalf of Fidelity Large Cap Growth Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(4).

(d)	(5)

Sub-Advisory Agreement between Strategic Advisers, Inc. and Geode Capital Management, LLC, on behalf of Fidelity Large Cap Value Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(5).

(d)	(6)

Sub-Advisory Agreement between Strategic Advisers, Inc. and Geode Capital Management, LLC, on behalf of Fidelity Large Cap Core Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(6).

(e)

General Distribution Agreement between Fidelity Commonwealth Trust II and Fidelity Distributors Corporation on behalf of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund, is incorporated herein by reference to Exhibit (e).

(f)		None.

(g)		Form of Custodian Agreement between Fidelity Commonwealth Trust II and Mellon Bank, N.A, is incorporated herein by reference to Exhibit (g).

(h)		Not applicable.

(i)

Legal Opinion of Dechert LLP for Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund, is filed herein as Exhibit (i).

(j)		Consent of Independent Registered Public Accounting Firm, is filed herein as Exhibit (j).

(k)		Omitted Financial Statements, are filed herein as Exhibit (k).

(l)		Not applicable.

(m)	(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Growth Enhanced Index Fund, is incorporated herein by reference to Exhibit (m)(1).

(m)	(2)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Value Enhanced Index Fund, is incorporated herein by reference to Exhibit (m)(2).

(m)	(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Core Enhanced Index Fund, is incorporated herein by reference to Exhibit (m)(3).

(n)		Not applicable.

(p)	(1)

Code of Ethics, dated March 2006, adopted by each Fund and Strategic Advisers, Inc. and Fidelity Distributors Corporation pursuant to Rule 17j-1.(1)is incorporated herein by reference to Exhibit (p)(1) of Fidelity Massachusetts Municipal Trust’s (File No. 811-03361) Post-Effective Amendment No. 46.

(p)	(2)

Code of Ethics, dated August 2006, adopted by Geode Capital Management, LLC and Geode Capital Management LP pursuant to Rule 17j-1 is incorporated by reference herein to Exhibit (p)(3) of Fidelity Concord Street Trust’s (File No. 811-05251) Post-Effective Amendment No. 49.

(1) To be filed by subsequent amendment.

Item 24.          Trusts Controlled by or Under Common Control with this Trust

          The Board of Trustees of the trust is not the same as the board of the other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its adviser.  The officers of the Trust are elected separately but are substantially similar to those of the other Fidelity funds.  The Trust takes the position that it is not under common control with the other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25.          Indemnification

          Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

          Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

          Pursuant to the agreement by which Fidelity Service Company, Inc. (“FSC”) is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC’s performance under the Transfer Agency Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by FSC’s willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC’s acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26.          Business and Other Connections of the Investment Adviser

          (1)         STRATEGIC ADVISERS, INC.

          Strategic Advisers, Inc. serves as investment adviser to the funds and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.

Richard A. Spillane Jr.	President of Strategic Advisers, Inc. (2005).

Steven P. Akin	Director of Strategic Advisers, Inc. (2006); President and Director of FDC (2006).

Jeffrey Carney	Previously served as Director of Strategic Advisers, Inc., and President and Director of FDC (2006).

William V. Harlow III	Director of Strategic Advisers, Inc.; Previously served as Chief Investment Officer of Strategic Advisers, Inc. (2005).

Philip Bullen

Previously served as Director of Strategic Advisers, Inc. (2005); Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FRAC and FMR U.K.

G. Robert Bristow	Previously served as Senior Vice President of Strategic Advisers, Inc. (2004).

Ren Y. Cheng	Previously served as Vice President of Strategic Advisers, Inc. (2005); Vice President of FMRC, FMR and funds advised by FMR.

William Ebsworth	Senior Vice President of Strategic Advisers, Inc. (2006).

William Eigen	Previously served as Vice President of Strategic Advisers, Inc. (2005); Vice President of FMR, FMRC, and funds advised by FMR.

Jay Freedman	Previously served as Secretary of Strategic Advisers, Inc., FMR U.K., FRAC, FIMM, and FMR Corp., and Assistant Secretary of FMR, FMRC, and FDC.

Howard Galligan	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2004).

Scott B. Kuldell	Vice President of Strategic Advisers, Inc. (2006).

Boyce I. Greer	Previously served as Director and Managing Director of Strategic Advisers, Inc. (2005).

Karen Hammond

Previously served as Vice President of Strategic Advisers, Inc., Treasurer of Strategic Advisers, Inc. and FMR Corp., Vice President of FMR U.K., FRAC, and FIMM and Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM (2005); Executive Vice President of FMR (2005).

Patricia Hurley	Senior Vice President of Strategic Advisers, Inc.

Alice Lowenstein	Vice President of Strategic Advisers, Inc.

Robert B. MacDonald	Vice President of Strategic Advisers, Inc. (2004); Previously served as Vice President of FMR and FMRC (2004).

Katherine Sikora Nelson	Previously served as Assistant Clerk of Strategic Advisers, Inc. (2003).

Kenneth A. Rathgeber	Chief Compliance Officer of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FRAC, and FIMM (2005).

Jeffrey Resnick	Senior Vice President of Strategic Advisers, Inc.

Roger T. Servison	Director of Strategic Advisers, Inc.

Alan Scheuer	Treasurer of Strategic Advisers Inc. (2006).

Nicholas E. Steck

Compliance Officer of Strategic Advisers, Inc. (2005), FMR (2006), FMRC (2006), FMR U.K., FRAC, FIMM (2006), and FMR Corp.; Senior Vice President of FMR (2006); Previously served as Vice President of FMR (2006).

Michele A. Stecyk	Vice President of Strategic Advisers, Inc.

Geoff Stein	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Susan Sturdy

Secretary of Strategic Advisers, Inc., FMR U.K., FRAC, FIMM, and FMR Corp. (2006); Assistant Secretary of FMR, FMRC, and FDC; Previously served as Assistant Secretary of Strategic Advisers, Inc., FMR U.K., FRAC, FIMM, and FMR Corp. (2006).

Robert Vick	Vice President of Strategic Advisers Inc. (2006).

Erica Von Ahnen	Senior Vice President of Strategic Advisers, Inc. (2006).

J. Gregory Wass	Assistant Treasurer of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FRAC, FIMM, FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jonathan Weed	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

          (2)         GEODE CAPITAL MANAGEMENT, LLC (Geode)

          The directors and officers of Geode Capital Management, LLC have held, during the past two fiscal years, the following positions of a substantial nature.

Jacques Pierre Perold	President of Geode (2003); Previously employed with FMR and Fidelity Management Trust Company from 1986-2003.

Charles B. McDevitt	Previously served as Chief Operating Officer (2006), Chief Compliance Officer (2004), and Treasurer of Geode (2004); Previously employed with FMR from 1996-2003.

Jeffrey S. Miller	Chief Operating Officer (2006) and Chief Financial Officer (2004) of Geode; Previously employed with Cameron Capital Management from 2002-2003.

Lisa J. Lampert	Chief Compliance Officer Geode (2004); Previously employed with State Street Bank and Trust Company from 1999-2004.

Albert Francke

Director of Geode (2003); Counsel at Curtis, Mallet-Prevost, Colt & Mosle LLP; Director of Empire Fidelity Life Insurance Company, Foreign & Colonial Emerging Middle East Fund, Inc., and Fidelity European Values PLC.

Robert Gervis	Previously served as Director of Geode (2006).

Robert A. Lawrence

Previously served as Director of Geode, President of Fidelity Strategic Investments, and Vice President of FMR Corp. (2005); Senior Vice President of FMR and FMRC (2006); Vice President of High Income funds advised by FMR.

Tim Hilton	Director of Geode (2005).

Caleb Loring, III	Director of Geode (2003); Principal of Essex Street Associates.

John Remondi	Previously served as Director of Geode and President of Fidelity Investors Management LLC (2005); Director of FMR Corp. (2006).

Joel D. Reynolds	Secretary of Geode (2005); Previously employed with FMR from 1995-2004.

Michael J. Roberts	Director of Geode (2003); Faculty of Harvard Business School.

Diane M. Toland	Previously served as Secretary of Geode (2006); Previously employed with FMR from 1993-2002.

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
One Federal Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
One Federal Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
One Federal Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Fidelity International Investment Advisors (FIIA)
Pembroke Hall,
42 Crow Lane,
Pembroke HM19, Bermuda

Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama JT Mori Building, 19th Floor
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR Corp.
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Geode Capital Management, LLC (Geode)
One Post Office Square
Boston, MA 02109

Fidelity Management Trust Company
82 Devonshire Street
Boston, MA 02109

Fidelity Investors Management LLC
82 Devonshire Street
Boston, MA 02109

Item 27.          Principal Underwriters

(a)          Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by Strategic Advisers, Inc. or an affiliate.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Jeffrey Carney	Director and President (2003)	None

Susan Boudrot	Chief Compliance Officer (2004)	None

Scott Goebel	Vice President and Secretary (2006)	None

Jane Greene	Treasurer and Controller	None

John J. Hitt	Assistant Secretary (2006)	None

Craig Huntley	Executive Vice President (2006)	None

William F. Loehning	Executive Vice President (2003)	None

Ellyn A. McColgan	Director	None

Susan Sturdy	Assistant Secretary	None

J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA 02109

(c)          Not applicable.

Item 28.          Location of Accounts and Records

          All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by Strategic Advisers, Inc., Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds’ custodian, Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA 15258.  JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets.  The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Item 29.          Management Services

              None.

Item 30.          Undertakings

              Not applicable.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 of the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 12th day of April 2007.

Fidelity Commonwealth Trust II

By	/s/ Mark Osterheld

Mark Osterheld, President

          Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark Osterheld	President and Treasurer	April 12, 2007
(Principal Executive Officer)
Mark Osterheld

/s/ Kathleen A. Tucker	Chief Financial Officer	April 12, 2007
(Principal Financial Officer)
Kathleen A. Tucker

/s/ Peter C. Aldrich*	Trustee	April 12, 2007

Peter C. Aldrich

/s/ Howard E. Cox, Jr.*	Trustee	April 12, 2007

Howard E. Cox, Jr.

/s/ Ralph F. Cox*	Trustee	April 12, 2007

Ralph F. Cox

/s/ Abigail P. Johnson	Trustee	April 12, 2007

Abigail P. Johnson

/s/ Karen Kaplan*	Trustee	April 12, 2007

Karen Kaplan

/s/ Roger T. Servison	Trustee	April 12, 2007

Roger T. Servison

/s/ Richard A. Spillane, Jr.	Trustee	April 12, 2007

Richard A. Spillane, Jr.

* By:	/s/ Joseph R. Fleming	April 12, 2007

Joseph R. Fleming, attorney in fact

POWER OF ATTORNEY

          We, the undersigned Trustees of Fidelity Commonwealth Trust II (the “Trust”), pursuant to the authority granted to the Trust’s Board of Trustees in Section 4.01(l) of Article IV of the Trust’s Trust Instrument dated September 25, 2006, hereby constitute and appoint Joseph R. Fleming our true and lawful attorney-in-fact to sign for us and in our names in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and on our behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of (i) the Securities Act of 1933, as amended, and any related rules, regulations, orders or other requirements of the Securities and Exchange Commission, (ii) the Investment Company Act of 1940, as amended, and any related rules, regulations, orders or other requirements of the Securities and Exchange Commission, and (iii) state or municipal securities, business entities and tax laws, and any related requirements of such states or municipalities. We hereby ratify and confirm all that said attorney-in-fact may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after December 7, 2006.

          WITNESS our hands on this 7th day of December, 2006.

/s/ Peter C. Aldrich	/s/ Howard E. Cox, Jr.

Peter C. Aldrich	Howard E. Cox, Jr.

/s/ Ralph F. Cox

Ralph F. Cox

POWER OF ATTORNEY

          I, the undersigned Trustees of Fidelity Commonwealth Trust II (the “Trust”), pursuant to the authority granted to the Trust’s Board of Trustees in Section 4.01(l) of Article IV of the Trust’s Trust Instrument dated September 25, 2006, hereby constitute and appoint Joseph R. Fleming my true and lawful attorney-in-fact to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of (i) the Securities Act of 1933, as amended, and any related rules, regulations, orders or other requirements of the Securities and Exchange Commission, (ii) the Investment Company Act of 1940, as amended, and any related rules, regulations, orders or other requirements of the Securities and Exchange Commission, and (iii) state or municipal securities, business entities and tax laws, and any related requirements of such states or municipalities. I hereby ratify and confirm all that said attorney-in-fact may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after February 2, 2007.

          WITNESS my hand on this 2nd day of February, 2007.

/s/ Karen Kaplan

Karen Kaplan